INCOME TAXES - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income)		$ (111)	$ 122	$ (82)	$ 140
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes			$ 96		$ 87
Brazilian regulated gas transmission operation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income)		$ 90		$ 90
Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate effect from change in tax rate	19.00%
Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate effect from change in tax rate	25.00%